Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred financing costs	$ 0	$ 288
Security deposits	133	27
Long-term prepaid expenses	1,376	0
Total other noncurrent assets	$ 1,509	$ 315